Intangible Assets (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) segments	Dec. 31, 2023 USD ($)
Finite-Lived Intangible Assets [Line Items]
Total consideration	$ 4,500
Cost of revenue	$ 73,786	$ 58,039
Operating segments | segments	2
Reporting segments | segments	4
Identified intangible assets [Member]
Finite-Lived Intangible Assets [Line Items]
Cost of revenue	$ 161